Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenue	$ 698,117		$ 212,780
Cost of revenue	(77,987)		(56,216)
Gross profit	620,130		156,564
Selling and marketing expenses	(4,518)		(8,947)
General and administrative expense	(542,177)	(31,526)	(470,788)	(2,500)
Operating income (loss)	73,435	(31,526)	(323,171)	(2,500)
Other expenses, net			(40)
Other income, net	10,433
Income (loss) before income taxes	83,868	(31,526)	(323,211)	(2,500)
Income taxes benefits	(47,866)		43,930
Loss from continuing operations			(279,281)
Loss from discontinued operations				(30,329)
Net income (loss)	36,002	(31,526)	(279,281)	(32,829)
Foreign currency translation differences	(2,013)	431	3,345
Total comprehensive loss for the years	$ 33,989	$ (31,095)	$ (275,936)	$ (32,829)
Basic and diluted loss per ordinary share:
From continuing operations			$ (0.00)	$ (0.00)
From discontinuing operations			$ (0.00)	$ (0.00)
Basic and diluted loss per ordinary share	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding - Basic and diluted	302,734,900	302,734,900	302,734,900	302,734,900